Combined and Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued	1,509,712	12,003,891	7,461,537
Common stock, shares outstanding	1,509,712	12,003,891	7,461,537
Series A Convertible Preferred Stock
Convertible preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Convertible preferred stock, liquidation preference	$ 20,087,750	$ 20,087,750	$ 20,087,750
Series A One Convertible Preferred Stock
Convertible preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Convertible preferred stock, liquidation preference	3,000,000	3,000,000	3,000,000
Series B Convertible Preferred Stock
Convertible preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Convertible preferred stock, liquidation preference	$ 52,000,000	$ 52,000,000	$ 52,000,000